FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Derivative financial instruments	$ 51	$ 128
Level 1 [Member]
Assets:
Derivative financial instruments
Level 2 [Member]
Assets:
Derivative financial instruments	51	128
Level 3 [Member]
Assets:
Derivative financial instruments